PARENT COMPANY - Statement of Cash Flows of Constellium SE (parent company only) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of condensed financial information of parent company [line items]
Net income / (loss)	€ 64	€ 190	€ (31)
Adjustments
Finance costs - net	175	149	260
Income tax	18	32	80
Interest paid	(158)	(129)	(185)
Change in trade working capital
Trade receivables and other	104	(145)	(91)
Income tax paid	(6)	(23)	(18)
Trade payables and other	(31)	(27)	124
Net cash flows from operating activities	447	66	160
Net cash flows used in investing activities	(353)	(91)	(292)
Proceeds from issuance of Senior Notes	0	0	1,440
Repayment of Senior Notes	(100)	0	(1,559)
Other	5	1	23
Net cash flows (used in) / from financing activities	(76)	(82)	61
Net increase / (decrease) in cash and cash equivalents	18	(107)	(71)
Cash and cash equivalents - beginning of year	164	269	347
Effect of exchange rate changes on cash and cash equivalents	2	2	(7)
Cash and cash equivalents - end of year	184	164	269
Parent
Disclosure of condensed financial information of parent company [line items]
Net income / (loss)	37	87	(70)
Adjustments
Finance costs - net	(41)	(80)	65
Dividend received	0	0	0
Income tax	(18)	(25)	0
Interest paid	(115)	(102)	(148)
Interest received	143	134	149
Change in trade working capital
Trade receivables and other	27	0	(1)
Income tax paid	50	0	0
Trade payables and other	2	0	2
Net cash flows from operating activities	85	14	(3)
Investments in subsidiaries	0	(1)	(11)
Current account with subsidiaries and related parties	(135)	(13)	180
Loans granted to subsidiaries and related parties	0	0	(1,640)
Repayment of loans granted to subsidiaries and related parties	150	0	823
Exit fees received from subsidiaries	0	0	9
Net cash flows used in investing activities	15	(14)	(639)
Net proceeds received from issuance of shares	0	0	259
Proceeds from issuance of Senior Notes	0	0	1,440
Payment of deferred financing costs	0	0	(29)
Repayment of Senior Notes	(100)	0	(949)
Payment of exit fees	0	0	(61)
Realized foreign exchange gains / (losses)	0	0	(17)
Other	0	0	(1)
Net cash flows (used in) / from financing activities	(100)	0	642
Net increase / (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents - beginning of year	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and cash equivalents - end of year	€ 0	€ 0	€ 0